Bear Stearns

Private Client

Shares

Prospectus

February 21, 2007

(As Revised, October 1, 2007)

•	T-Fund

This Prospectus relates to the money market fund that is linked to your Bear Stearns brokerage account. Please read this Prospectus carefully. In lieu of sending confirmations for money fund transactions, all money fund balances and activity, including purchases, redemptions and dividends, will be reported on your Bear Stearns brokerage statement.

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bear Stearns Private Client Shares of T-Fund of the BlackRock Liquidity Funds. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser, not Bear, Stearns Securities Corp. or any of its affiliates (“Bear Stearns”).

The Bear Stearns Private Client Shares offered by this Prospectus represent interests in T-Fund (the “Fund”). Bear Stearns Private Client Shares of other Funds are offered through a separate prospectus. This Prospectus relates solely to the Fund’s Bear Stearns Private Client Shares.

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Risk/Return Summary

Investment Goal:

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share. The Fund’s investment goal is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund’s investment goal may be changed by the Fund’s Board of Trustees without shareholder approval.

Principal Investment Strategies:

The Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations.

Principal Risks of Investing:

Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Performance Information

The Fund’s Bear Stearns Private Client Shares do not have a performance history as of the date of this Prospectus. As a result, the performance shown is that of the Fund’s Dollar Shares which are offered by a separate prospectus. While Bear Stearns Private Client Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Private Client Shares is 0.68%.

The Bar Chart below indicates the risks of investing in the Fund’s Dollar Shares by showing how the performance of the Fund’s Dollar Shares has varied from year-to-year; and by showing the average annual return for the Fund’s Dollar Shares. The Table shows the average annual return for 1, 5 and 10 year periods for the Fund’s Dollar Shares. The Bar Chart and the Table assume reinvestment of dividends and distributions. The past performance of the Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.54%	0.14%
(12/31/00)	(06/30/04)

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Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

T-Fund Dollar Shares	4.60%	2.06%	3.46%

	7-Day Yield As of December 31, 2006

T-Fund Dollar Shares		4.73%

Current Yield:  You may call your Account Executive or call 1-877-282-4734 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

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Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares

Management Fees[1]	0.24%

Distribution (12b-1) Fees[2]	0.35%

Other Expenses	0.52%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	1.11%
Fee Waiver and Expense Reimbursement	(0.43)%

Net Annual Fund Operating Expenses[1,2]	0.68%

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The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous expenses from exceeding 0.20%.

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The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2008 so that the Bear Stearns Private Client Share Class Net Annual Operating Expenses do not exceed 0.68%.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Bear Stearns Private Client Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Bear Stearns Private Client Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Bear Stearns Private Client Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

T-Fund	$69	$310	$570	$1,313

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MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

The Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Fund.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

Investments

The section below describes the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Fund’s policies and procedures concerning the disclosure of its portfolio holdings.

Borrowing.  During periods of unusual market conditions, the Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund’s total assets are outstanding.

Illiquid Securities.  The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Repurchase Agreements.  The Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

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Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that the Fund could not hold directly without the repurchase obligation.

Reverse Repurchase Agreements and Securities Lending.  The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

U.S. Government Obligations.  The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises and related custodial receipts.

U.S. Treasury Obligations.  The Fund may invest in direct obligations of the U.S. Treasury. The Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  The Fund may purchase securities on a “when-issued” or “delayed settlement” basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund does not receive income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in the Fund are described above in the Risk/Return Summary. The following supplements that description.

Credit Risk.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are

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widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Interest Rate Risk.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund’s investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

Liquidity.  The risk that the Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

U.S. Government Obligations.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

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Management of the Fund

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with over $1 trillion of assets under management as of December 31, 2006. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc.

On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock, Inc. to create a new independent company that is one of the world’s largest asset management firms. The combined company offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages the Fund and is responsible for all purchases and sales of the Fund’s securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Fund’s operations, other than those services to be performed by the Fund’s custodian, distributor and transfer agent or provided under the Fund’s shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on the Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Fund. Any fees payable to the sub-administrator do not affect the fees payable by the Fund to BIMC.

Prior to February 21, 2006, BIMC managed the Fund under an advisory agreement (the “Prior Advisory Agreement”) and BIMC and PFPC provided administrative services to the Fund, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Fund under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement. As a result, in the table below the Management Fees received by BIMC for the period from November 1, 2005 to

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February 21, 2006 have been restated to include the advisory fee paid to BIMC as well as the administration fee received by BIMC and PFPC under the Prior Advisory and Prior Administration Agreements.

BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February 28, 2007, BIMC contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. For the fiscal year ended October 31, 2006, the Fund paid BIMC 0.18%, net of waivers, as a percentage of the Fund’s average daily net assets.

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

BIMC, BlackRock Distributors, Inc. (the Fund’s distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Fund. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Fund). BIMC, the distributor and/or their affiliates may pay Bear Stearns for the sale and distribution of Bear Stearns Private Client Shares of the Fund or for other services to the Fund and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by Bear Stearns, or may be based on a percentage of the value of shares sold to, or held by, customers of Bear Stearns. The aggregate amount of Additional Payments may be substantial. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for Bear Stearns, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Bear Stearns representative for details about Additional Payments Bear Stearns may receive. For more information on Additional Payments, see the Statement of Additional Information.

Conflicts of Interest

The investment activities of BIMC and its affiliates in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BIMC and its affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)), are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in

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which their interests or the interests of their clients may conflict with those of the Fund. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financer, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities and instruments in which the Fund directly and indirectly invests. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Fund may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Fund. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in an Affiliate having positions that are adverse to those of the Fund. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Fund may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Fund. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Fund may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Fund also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem the Fund’s shares is the NAV next determined after confirmation of your order. The Fund calculates NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class) Number of Outstanding Shares of the Class

In computing NAV, the Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

The Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of the Fund is normally determined as of 6:00 p.m. Eastern time.

The Fund reserves the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Fund may, for any Business Day, decide to change the time as of which the Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Fund may, but is not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether the Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Bear Stearns Private Client Shares may be purchased through an account maintained by Bear Stearns. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

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The deadline for receipt of purchase orders for the Fund’s Bear Stearns Private Client Shares is 3:00 p.m. (Eastern Time). A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the Fund and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Fund will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. The Fund may at its discretion reject any purchase order for Bear Stearns Private Client Shares.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, the Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Fund’s office at (800) 821-7432 for specific information.

Purchases of Shares of the Fund may be effected through a Bear Stearns brokerage account (an “Account”) through procedures and requirements established by Bear Stearns. Beneficial ownership of Bear Stearns Private Client Shares will be recorded by Bear Stearns and will be reflected in Account statements. Bear Stearns may impose minimum investment Account requirements. Even if Bear Stearns does not impose a sales charge for purchases of Shares, depending on the terms of an Account, Bear Stearns may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from Bear Stearns, and should be read in conjunction with this Prospectus. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from the Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by Bear Stearns and the Fund. In addition, Bear Stearns may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult Bear Stearns for details.

Redemption of Shares

Bear Stearns Private Client Shares may be redeemed on a Business Day through a Bear Stearns representative. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days until 3:00 p.m. (Eastern Time). If redemption orders are received by PFPC on any Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on the same day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, the Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

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Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, the Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Fund’s office at (800) 821-7432 for specific information.

The Fund has the right to redeem Bear Stearns Private Client Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Bear Stearns Private Client Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Bear Stearns Private Client Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, the Fund may redeem Bear Stearns Private Client Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Bear Stearns may also redeem each day a sufficient number of Bear Stearns Private Client Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Bear Stearns reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Additional Purchase and Redemption Information

The Fund’s Board of Trustees has not adopted a market timing policy because the Fund seeks to maintain a stable NAV of $1.00 per share and generally is used for short-term investment or cash management purposes. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Bear Stearns Private Client Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Fund’s Board of Trustees, the Fund’s distributor, BlackRock Distributors, Inc., has entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Bear Stearns Private Client Shares held by Bear Stearns. Because such fees are paid out of the Fund’s assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.”

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Pursuant to a Shareholder Services Plan adopted by the Fund’s Board, the Fund has entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Bear Stearns Private Client Shares held by Bear Stearns, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.”

The Fund also offers other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

The Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by the Fund will generally be taxable to shareholders. The Fund expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

The Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Fund that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in the Fund will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of the Fund. Tax may apply to such capital gain distributions, however, if the recipient’s investment in the Fund is connected to a trade or

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business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

*        *        *

The Fund is generally required to report to each shareholder and to the IRS the amount of Fund distribution to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV with respect to all distributions received from the Fund. PFPC, as transfer agent, will send each of the Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

16

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Bear Stearns Private Client Shares of the Fund since inception. Since the Fund’s Bear Stearns Private Client Shares had not commenced operations as of October 31, 2006, the financial performance shown is that of an existing share class. Some of this information reflects financial information for a single Fund share. The total returns in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004, 2005 and 2006 has been audited by the Fund’s independent registered public accountants, Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Fund’s prior fiscal periods were audited by the Fund’s former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

T-Fund Dollar Shares

T-Fund Bear Stearns Private Client Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003¹	2002¹
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0431	$0.0235	$0.0073	$0.0081	$0.0154

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0431)	$(0.0235)	$(0.0073)	$(0.0081)	$(0.0154)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return²	4.39%	2.37%	0.74%	0.81%	1.55%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$691,792	$728,168	$1,481,069	$449,468	$448,592
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.51%	0.53%	0.53%	0.52%	0.50%
Ratio of Net Investment Income to Average Daily Net Assets	4.32%	2.43%	0.73%	0.79%	1.54%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

17

HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

For yield information call: 1-877-282-4731

Private Client Shares	Fund Code
Bear Stearns T-Fund Private Client Shares	239

Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Fund’s investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about the Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their investment professional. The Statement of Additional Information that relates to this Prospectus and the Annual and Semi-Annual Reports are not available on the website for BlackRock Liquidity Funds because the Fund’s shares offered through this Prospectus are available only through Bear Stearns.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Bear Stearns

Premier Shares

Prospectus

February 21, 2007

(As Revised, October 1, 2007)

•	T-Fund

This Prospectus relates to the money market fund that is linked to your Bear Stearns brokerage account. Please read this Prospectus carefully. In lieu of sending confirmations for money fund transactions, all money fund balances and activity, including purchases, redemptions and dividends, will be reported on your Bear Stearns brokerage statement.

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

T his Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bear Stearns Premier Shares of T-Fund of the BlackRock Liquidity Funds. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser, not Bear, Stearns Securities Corp. or any of its affiliates (“Bear Stearns”).

The Bear Stearns Premier Shares offered by this Prospectus represent interests in T-Fund (the “Fund”). Bear Stearns Premier Shares of other Funds are offered by a separate prospectus. This Prospectus relates solely to the Fund’s Bear Stearns Premier Shares.

1

Risk/Return Summary

Investment Goal:

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share. The Fund’s investment goal is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund’s investment goal may be changed by the Fund’s Board of Trustees without shareholder approval.

Principal Investment Strategies:

The Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations.

Principal Risks of Investing:

Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

2

Performance Information

The Fund’s Bear Stearns Premier Shares do not have a performance history as of the date of this Prospectus. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. While Bear Stearns Premier Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Shares is 0.68%.

The Bar Chart below indicates the risks of investing in the Fund’s Dollar Shares by showing how the performance of the Fund’s Dollar Shares has varied from year-to-year; and by showing the average annual return for the Fund’s Dollar Shares. The Table shows the average annual return for 1, 5 and 10 year periods for the Fund’s Dollar Shares. The Bar Chart and the Table assume reinvestment of dividends and distributions. The past performance of the Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.54%	0.14%
(12/31/00)	(06/30/04)

3

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

T-Fund Dollar Shares	4.60%	2.06%	3.46%

	7-Day Yield As of December 31, 2006

T-Fund Dollar Shares		4.73%

Current Yield:  You may call your financial professional or call 1-877-282-4731 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

4

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Shares

Management Fees[1]	0.24%

Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.52%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.86%
Fee Waiver and Expense Reimbursement	(0.18)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous expenses from exceeding 0.20%.

[2]

The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2008 so that the Bear Stearns Premier Share Class Net Annual Operating Expenses do not exceed 0.68%.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Bear Stearns Premier Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Bear Stearns Premier Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Bear Stearns Premier Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

T-Fund	$69	$256	$459	$1,044

5

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

The Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Fund.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

Investments

The section below describes the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Fund’s policies and procedures concerning the disclosure of its portfolio holdings.

Borrowing.  During periods of unusual market conditions, the Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund’s total assets are outstanding.

Illiquid Securities.  The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Repurchase Agreements.  The Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of

6

comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that the Fund could not hold directly without the repurchase obligation.

Reverse Repurchase Agreements and Securities Lending.  The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

U.S. Government Obligations.  The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises and related custodial receipts.

U.S. Treasury Obligations.  The Fund may invest in direct obligations of the U.S. Treasury. The Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  The Fund may purchase securities on a “when-issued” or “delayed settlement” basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund does not receive income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in the Fund are described above in the Risk/Return Summary. The following supplements that description.

Credit Risk.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

7

Interest Rate Risk.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund’s investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

Liquidity.  The risk that the Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

U.S. Government Obligations.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

8

Management of the Fund

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with over $1 trillion of assets under management as of December 31, 2006. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc.

On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock, Inc. to create a new independent company that is one of the world’s largest asset management firms. The combined company offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages the Fund and is responsible for all purchases and sales of the Fund’s securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Fund’s operations, other than those services to be performed by the Fund’s custodian, distributor and transfer agent or provided under the Fund’s shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on the Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Fund. Any fees payable to the sub-administrator do not affect the fees payable by the Fund to BIMC.

Prior to February 21, 2006, BIMC managed the Fund under an advisory agreement (the “Prior Advisory Agreement”) and BIMC and PFPC provided administrative services to the Fund, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Fund under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement. As a result, in the table below the Management Fees received by BIMC for the period from November 1, 2005 to

9

February 21, 2006 have been restated to include the advisory fee paid to BIMC as well as the administration fee received by BIMC and PFPC under the Prior Advisory and Prior Administration Agreements.

BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February 28, 2007, BIMC contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. For the fiscal year ended October 31, 2006, the Fund paid BIMC 0.18%, net of waivers, as a percentage of the Fund’s average daily net assets.

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

BIMC, BlackRock Distributors, Inc. (the Fund’s distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Fund. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Fund). BIMC, the distributor and/or their affiliates may pay Bear Stearns for the sale and distribution of Bear Stearns Premier Shares of the Fund or for other services to the Fund and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by Bear Stearns, or may be based on a percentage of the value of shares sold to, or held by, customers of Bear Stearns. The aggregate amount of Additional Payments may be substantial. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for Bear Stearns, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Bear Stearns representative for details about Additional Payments Bear Stearns may receive. For more information on Additional Payments, see the Statement of Additional Information.

Conflicts of Interest

The investment activities of BIMC and its affiliates in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BIMC and its affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)), are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in

10

which their interests or the interests of their clients may conflict with those of the Fund. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financer, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities and instruments in which the Fund directly and indirectly invests. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Fund may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Fund. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in an Affiliate having positions that are adverse to those of the Fund. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Fund may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Fund. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Fund may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Fund also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

11

Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem the Fund’s shares is the NAV next determined after confirmation of your order. The Fund calculates NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class) Number of Outstanding Shares of the Class

In computing NAV, the Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

The Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of the Fund is normally determined as of 6:00 p.m. Eastern time.

The Fund reserves the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Fund may, for any Business Day, decide to change the time as of which the Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Fund may, but is not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether the Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Bear Stearns Premier Shares may be purchased through an account maintained by Bear Stearns. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

12

The deadline for receipt of purchase orders for the Fund’s Bear Stearns Premier Shares is 3:00 p.m. (Eastern Time). A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the Fund and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Fund will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. The Fund may at its discretion reject any purchase order for Bear Stearns Premier Shares.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, the Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Fund’s office at (800) 821-7432 for specific information.

Purchases of Shares of the Fund may be effected through a Bear Stearns brokerage account (an “Account”) through procedures and requirements established by Bear Stearns. Beneficial ownership of Bear Stearns Premier Shares will be recorded by Bear Stearns and will be reflected in Account statements. Bear Stearns may impose minimum investment Account requirements. Even if Bear Stearns does not impose a sales charge for purchases of Shares, depending on the terms of an Account, Bear Stearns may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from Bear Stearns, and should be read in conjunction with this Prospectus. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from the Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by Bear Stearns and the Fund. In addition, Bear Stearns may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult Bear Stearns for details.

Redemption of Shares

Bear Stearns Premier Shares may be redeemed on any Business Day through your financial services provider. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days until 3:00 p.m. (Eastern Time). If redemption orders are received by PFPC on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, the Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

13

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, the Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Fund’s office at (800) 821-7432 for specific information.

The Fund has the right to redeem Bear Stearns Premier Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60 day period the shareholder increases the value of its Bear Stearns Premier Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Bear Stearns Premier Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, the Fund may redeem Bear Stearns Premier Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Bear Stearns may also redeem each day a sufficient number of Bear Stearns Premier Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Bear Stearns reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Additional Purchase and Redemption Information

The Fund’s Board of Trustees has not adopted a market timing policy because the Fund seeks to maintain a stable NAV of $1.00 per share and generally is used for short-term investment or cash management purposes. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Bear Stearns Premier Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Fund’s Board of Trustees, the Fund’s distributor, BlackRock Distributors, Inc., has entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Shares held by Bear Stearns. Because such fees are paid out of the Fund’s assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.”

14

Pursuant to a Shareholder Services Plan adopted by the Fund’s Board, the Fund has entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Shares held by Bear Stearns, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.”

The Fund also offers other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

The Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by the Fund will generally be taxable to shareholders. The Fund expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

The Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Fund that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in the Fund will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of the Fund. Tax may apply to such capital gain

15

distributions, however, if the recipient’s investment in the Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

*        *        *

The Fund is generally required to report to each shareholder and to the IRS the amount of Fund distribution to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV with respect to all distributions received from the Fund. PFPC, as transfer agent, will send each of the Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Bear Stearns Premier Shares of the Fund since inception. Since the Fund’s Bear Stearns Premier Shares had not commenced operations as of October 31, 2006, the financial performance shown is that of an existing share class. Some of this information reflects financial information for a single Fund share. The total returns in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended October 31, 2004, 2005 and 2006 has been audited by the Fund’s independent registered public accountants, Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Fund’s prior fiscal years were audited by the Fund’s former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

T-Fund Dollar Shares

T-Fund Bear Stearns Premier Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0431	$0.0235	$0.0073	$0.0081	$0.0154

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0431)	$(0.0235)	$(0.0073)	$(0.0081)	$(0.0154)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.39%	2.37%	0.74%	0.81%	1.55%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$691,792	$728,168	$1,481,069	$449,468	$448,592
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.51%	0.53%	0.53%	0.52%	0.50%
Ratio of Net Investment Income to Average Daily Net Assets	4.32%	2.43%	0.73%	0.79%	1.54%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

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HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

For yield information call: 1-877-282-4731

Premier Shares	Fund Code
Bear Stearns T-Fund Premier Shares	244

Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Fund’s investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about the Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their financial services provider. The Statement of Additional Information that relates to this Prospectus and the Annual and Semi-Annual Reports are not available on the website for BlackRock Liquidity Funds because the Fund’s shares offered through this Prospectus are available only through Bear Stearns.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Bear Stearns Premier Choice Shares

Prospectus

February 21, 2007

(As Revised, October 1, 2007)

•	T-Fund

This Prospectus relates to the money market fund that is linked to your Bear Stearns brokerage account. Please read this Prospectus carefully. In lieu of sending confirmations for money fund transactions, all money fund balances and activity, including purchases, redemptions and dividends, will be reported on your Bear Stearns brokerage statement.

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bear Stearns Premier Choice Shares of T-Fund of the BlackRock Liquidity Funds. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser, not Bear, Stearns Securities Corp. or any of its affiliates (“Bear Stearns”).

The Bear Stearns Premier Choice Shares offered by this Prospectus represent interests in T-Fund (the “Fund”). Bear Stearns Premier Choice Shares of other Funds are offered through a separate prospectus. This Prospectus relates solely to the Fund’s Bear Stearns Premier Choice Shares.

Risk/Return Summary

Investment Goal:

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share. The Fund’s investment goal is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund’s investment goal may be changed by the Fund’s Board of Trustees without shareholder approval.

Principal Investment Strategies:

The Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations.

Principal Risks of Investing:

Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Performance Information

The Fund’s Bear Stearns Premier Choice Shares do not have a performance history as of the date of this Prospectus. As a result, the performance shown is that of the Fund’s Dollar Shares, which are offered by a separate prospectus. Dollar Shares and Bear Stearns Premier Choice Shares should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their expenses, after waivers, are expected to be about the same. Currently, the annual fund operating expenses, after waivers, for both Bear Stearns Premier Choice Shares and Dollar Shares is 0.45%.

The Bar Chart below indicates the risks of investing in the Fund’s Dollar Shares by showing how the performance of the Fund’s Dollar Shares has varied from year-to-year; and by showing the average annual return for the Fund’s Dollar Shares. The Table shows the average annual return for 1, 5 and 10 year periods for the Fund’s Dollar Shares. The Bar Chart and the Table assume reinvestment of dividends and distributions. The past performance of the Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.54%	0.14%
(12/31/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2006

	1 Year	5 Years	10 Years

T-Fund Dollar Shares	4.60%	2.06%	3.46%

7-Day Yield As of December 31, 2006

T-Fund Dollar Shares	4.73%

Current Yield:  You may call your financial professional or call 1-877-776-4452 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Choice Shares

Management Fees[1]	0.24%

Distribution (12b-1) Fees	0.10%

Other Expenses	0.42%
Shareholder Servicing Fees[2]		0.40%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.76%
Fee Waiver and Expense Reimbursement	(0.31)%

Net Annual Fund Operating Expenses[1,2]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2008 in order to keep combined Management Fees and Miscellaneous expenses from exceeding 0.20%.

[2]

The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2008 so that the Bear Stearns Premier Choice Share Class Net Annual Operating Expenses do not exceed 0.45%.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Bear Stearns Premier Choice Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Bear Stearns Premier Choice Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Bear Stearns Premier Choice Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

T-Fund	$46	$212	$392	$913

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

The Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Fund.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

Investments

The section below describes the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Fund’s policies and procedures concerning the disclosure of its portfolio holdings.

Borrowing.  During periods of unusual market conditions, the Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund’s total assets are outstanding.

Illiquid Securities.  The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Repurchase Agreements.  The Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that the Fund could not hold directly without the repurchase obligation.

Reverse Repurchase Agreements and Securities Lending.  The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

U.S. Government Obligations.  The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises and related custodial receipts.

U.S. Treasury Obligations.  The Fund may invest in direct obligations of the U.S. Treasury. The Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  The Fund may purchase securities on a “when-issued” or “delayed settlement” basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund does not receive income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in the Fund are described above in the Risk/Return Summary. The following supplements that description.

Credit Risk.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Interest Rate Risk.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund’s investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

Liquidity.  The risk that the Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

U.S. Government Obligations.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Management of the Fund

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with over $1 trillion of assets under management as of December 31, 2006. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc.

On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock, Inc. to create a new independent company that is one of the world’s largest asset management firms. The combined company offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The new company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages the Fund and is responsible for all purchases and sales of the Fund’s securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Fund’s operations, other than those services to be performed by the Fund’s custodian, distributor and transfer agent or provided under the Fund’s shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on the Fund’s average net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Fund. Any fees payable to the sub-administrator do not affect the fees payable by the Fund to BIMC.

Prior to February 21, 2006, BIMC managed the Fund under an advisory agreement (the “Prior Advisory Agreement”) and BIMC and PFPC provided administrative services to the Fund, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Fund under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement. As a result, in the table below the Management Fees received by BIMC for the period from November 1, 2005 to February 21, 2006 have been restated to include the advisory fee paid to BIMC as well as the administration fee received by BIMC and PFPC under the Prior Advisory and Prior Administration Agreements.

BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. Through February 28, 2007, BIMC contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. For the fiscal year ended October 31, 2006, the Fund paid BIMC 0.18%, net of waivers, as a percentage of the Fund’s average daily net assets.

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

BIMC, BlackRock Distributors, Inc. (the Fund’s distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Fund. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Fund). BIMC, the distributor and/or their affiliates may pay Bear Stearns for the sale and distribution of Bear Stearns Premier Choice Shares of the Fund or for other services to the Fund and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by Bear Stearns, or may be based on a percentage of the value of shares sold to, or held by, customers of Bear Stearns. The aggregate amount of Additional Payments may be substantial. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for Bear Stearns, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Bear Stearns representative for details about Additional Payments Bear Stearns may receive. For more information on Additional Payments, see the Statement of Additional Information.

Conflicts of Interest

The investment activities of BIMC and its affiliates in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BIMC and its affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)), are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financer, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities and instruments in which the Fund directly and indirectly invests. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Fund may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Fund. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in an Affiliate having positions that are adverse to those of the Fund. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Fund may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Fund. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Fund may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Fund also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem the Fund’s shares is the NAV next determined after confirmation of your order. The Fund calculates NAV as follows:

(Value of Assets of a Class)

NAV = —(Liabilities of the Class)

Number of Outstanding Shares

of the Class

In computing NAV, the Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

The Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of the Fund is normally determined as of 6:00 p.m. Eastern time.

The Fund reserves the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Fund may, for any Business Day, decide to change the time as of which the Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Fund may, but is not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether the Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Bear Stearns Premier Choice Shares may be purchased through an account maintained by Bear Stearns. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The deadline for receipt of purchase orders for the Fund’s Bear Stearns Premier Choice Shares is 3:00 p.m. (Eastern Time). A purchase order will be executed by PFPC on the

Business Day that it is received only if the purchase order is received by the deadline for the Fund and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Fund will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. The Fund may at its discretion reject any purchase order for Bear Stearns Premier Choice Shares.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, the Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Fund’s office at (800) 821-7432 for specific information.

Purchases of Shares of the Fund may be effected through a Bear Stearns brokerage account (an “Account”) through procedures and requirements established by Bear Stearns. Beneficial ownership of Bear Stearns Premier Choice Shares will be recorded by Bear Stearns and will be reflected in Account statements. The minimum initial investment is $50,000. Even if Bear Stearns does not impose a sales charge for purchases of Shares, depending on the terms of an Account, Bear Stearns may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from Bear Stearns, and should be read in conjunction with this Prospectus. The Fund reserves the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from the Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by Bear Stearns and the Fund. In addition, Bear Stearns may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult Bear Stearns for details.

Redemption of Shares

Bear Stearns Premier Choice Shares may be redeemed on any Business Day through your financial services provider. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days until 3:00 p.m. (Eastern Time). If redemption orders are received by PFPC on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, the Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia

or the NYSE closes early, the Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Fund’s office at (800) 821-7432 for specific information.

The Fund has the right to redeem Bear Stearns Premier Choice Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Bear Stearns Premier Choice Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Bear Stearns Premier Choice Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, the Fund may redeem Bear Stearns Premier Choice Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Bear Stearns may also redeem each day a sufficient number of Bear Stearns Premier Choice Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Bear Stearns reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Additional Purchase and Redemption Information

The Fund’s Board of Trustees has not adopted a market timing policy because the Fund seeks to maintain a stable NAV of $1.00 per share and generally is used for short-term investment or cash management purposes. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Bear Stearns Premier Choice Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Fund’s Board of Trustees, the Fund’s distributor, BlackRock Distributors, Inc., has entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Choice Shares held by Bear Stearns. Because such fees are paid out of the Fund’s assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Fund’s Board, the Fund has entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.40% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Choice Shares held by Bear Stearns, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.”

The Fund also offers other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

The Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by the Fund will generally be taxable to shareholders. The Fund expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

The Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Fund that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in the Fund will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of the Fund. Tax may apply to such capital gain distributions, however, if the recipient’s investment in the Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

*        *        *

The Fund is generally required to report to each shareholder and to the IRS the amount of Fund distribution to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV with respect to all distributions received from the Fund. PFPC, as transfer agent, will send each of the Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Bear Stearns Premier Choice Shares of the Fund since inception. Since the Fund’s Bear Stearns Premier Choice Shares had not commenced operations as of October 31, 2006, the financial performance shown is that of an existing share class. Some of this information reflects financial information for a single Fund share. The total returns in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended October 31, 2004, 2005 and 2006 has been audited by the Fund’s independent registered public accountants, Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Fund’s prior fiscal periods were audited by the Fund’s former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

T-Fund Dollar Shares

T-Fund Bear Stearns Premier Choice Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2006	2005	2004	2003[1]	2002[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0431	$0.0235	$0.0073	$0.0081	$0.0154

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0431)	$(0.0235)	$(0.0073)	$(0.0081)	$(0.0154)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.39%	2.37%	0.74%	0.81%	1.55%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$691,792	$728,168	$1,481,069	$449,468	$448,592
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.51%	0.53%	0.53%	0.52%	0.50%
Ratio of Net Investment Income to Average Daily Net Assets	4.32%	2.43%	0.73%	0.79%	1.54%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

For yield information call: 1-877-282-4731

Premier Choice Shares	Fund Code
Bear Stearns T-Fund Premier Choice Shares	246

Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Fund’s investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about the Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their financial services provider. The Statement of Additional Information that relates to this Prospectus and the Annual and Semi-Annual Reports are not available on the website for BlackRock Liquidity Funds because the Fund’s shares offered through this Prospectus are available only through Bear Stearns.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.